Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Revenue Abstract
Schedule of revenue

	2024	2023	2022

Revenue	25,447,930	23,833,893	21,530,801

Gross revenue	36,731,708	33,530,346	29,713,383

Service revenue	35,041,192	31,972,936	28,394,971
Service revenue - Mobile	33,070,752	30,020,711	26,498,745
Service revenue - Landline	1,970,440	1,952,225	1,896,226

Goods sold	1,690,516	1,557,410	1,318,412

Deductions from gross revenue	(11,283,778)	(9,696,453)	(8,182,582)
Taxes levied	(4,014,344)	(3,657,281)	(4,471,342)
Discounts granted	(7,253,635)	(6,030,865)	(3,702,129)
Returns and other	(15,799)	(8,307)	(9,111)

According to the Brazilian Corporation Law paragraph 187, companies are required to disclose in the consolidated financial statements the gross amount of revenues.